ATA Creativity Global ("Parent Company") - Condensed Balance Sheets (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Cash and cash equivalents	¥ 54,980,199	$ 7,971,380	¥ 71,339,361
Prepaid expenses and other current assets	4,430,285	642,331	3,129,600
Total assets	474,464,769	68,790,926	507,175,310
Accrued expenses and other payables	55,904,510	8,105,392	48,174,095
Total liabilities	330,950,579	47,983,324	316,275,776
Common shares	4,720,147	684,357	4,720,147
Treasury shares	(8,626,894)	(1,250,782)	(9,818,754)
Additional paid-in capital	542,058,092	78,591,036	540,583,564
Accumulated other comprehensive loss	(37,003,085)	(5,364,943)	(37,559,847)
Accumulated deficit	(358,048,927)	(51,912,215)	(310,156,018)
Total shareholders' equity attributable to ATA Creativity Global	143,099,333	20,747,453	187,769,092
Total liabilities and shareholders' equity	474,464,769	68,790,926	507,175,310
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Cash and cash equivalents	1,098,896	159,325	2,235,730
Prepaid expenses and other current assets	4,252	616	3,892
Investments in subsidiaries	144,677,894	20,976,323	187,780,984
Total assets	145,781,042	21,136,264	190,020,606
Accrued expenses and other payables	2,681,709	388,811	2,251,514
Total liabilities	2,681,709	388,811	2,251,514
Common shares	4,720,147	684,357	4,720,147
Treasury shares	(8,626,894)	(1,250,782)	(9,818,754)
Additional paid-in capital	542,058,092	78,591,036	540,583,564
Accumulated other comprehensive loss	(37,003,085)	(5,364,943)	(37,559,847)
Accumulated deficit	(358,048,927)	(51,912,215)	(310,156,018)
Total shareholders' equity attributable to ATA Creativity Global	143,099,333	20,747,453	187,769,092
Total liabilities and shareholders' equity	¥ 145,781,042	$ 21,136,264	¥ 190,020,606